Investment in Premium Nickel Resources Inc. - Schedule of Investment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 CAD ($)
Disclosure of detailed information about investment property [abstract]
Balance, December 31, 2020	$ 48
Reallocation of advance	50
Investment	51
Share of loss of Premium Nickel	(17)
Balance, March 31, 2021	$ 132